Distribution Date:	12/17/24	BMO 2023-C6 MORTGAGE TRUST
Determination Date:	12/11/24
Next Distribution Date:	01/17/25
Record Date:	11/29/24	Commercial Mortgage Pass-Through Certificates
Series 2023-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	4		Attention: Paul Vanderslice, Michael Birajiclian and David Schell	Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	5			Michael.Birajiclian@bmo.com and
				David.Schell@bmo.com
Additional Information	6		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Balances	8		Association
			Attention: Executive Vice President – Division Head	NoticeAdmin@midlandls.com;
Current Mortgage Loan and Property Stratification	9-13			AskMidland@midlandls.com
Mortgage Loan Detail (Part 1)	14-15		10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	16-17	Special Servicer	Rialto Capital Advisors, LLC
Principal Prepayment Detail	18		Liat Heller	liat.heller@rialtocapital.com
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Historical Detail	19
		Trustee	Computershare Trust Company, N.A.
Delinquency Loan Detail	20
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23	Certificate Administrator	Computershare Trust Company, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Modified Loan Detail	24			trustadministrationgroup@computershare.com
Historical Liquidated Loan Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Interest Shortfall Detail - Collateral Level	27		CMBS Notices	cmbs.notices@parkbridgefinancial.com
Supplemental Notes	28		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Controlling Class	RREF IV-D AIV RR H, LLC c/o Rialto Capital Management LLC
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	055985AA3	6.020300%	6,508,000.00	5,299,648.86	106,125.16	26,587.90	0.00	0.00	132,713.06	5,193,523.70	30.07%	30.00%
A-2	055985AB1	6.642682%	54,300,000.00	54,300,000.00	0.00	300,581.34	0.00	0.00	300,581.34	54,300,000.00	30.07%	30.00%
A-4	055985AD7	5.679100%	137,250,000.00	137,250,000.00	0.00	649,547.06	0.00	0.00	649,547.06	137,250,000.00	30.07%	30.00%
A-5	055985AE5	5.956200%	214,845,000.00	214,845,000.00	0.00	1,066,383.16	0.00	0.00	1,066,383.16	214,845,000.00	30.07%	30.00%
A-SB	055985AF2	6.211800%	10,192,000.00	10,192,000.00	0.00	52,758.89	0.00	0.00	52,758.89	10,192,000.00	30.07%	30.00%
A-S	055985AJ4	6.550400%	80,086,000.00	80,086,000.00	0.00	437,162.78	0.00	0.00	437,162.78	80,086,000.00	16.79%	16.75%
B	055985AK1	6.635700%	25,688,000.00	25,688,000.00	0.00	142,048.22	0.00	0.00	142,048.22	25,688,000.00	12.53%	12.50%
C	055985AL9	6.747382%	16,623,000.00	16,623,000.00	0.00	93,468.10	0.00	0.00	93,468.10	16,623,000.00	9.77%	9.75%
D-RR	055985AM7	4.000000%	12,814,000.00	12,814,000.00	0.00	42,713.33	0.00	0.00	42,713.33	12,814,000.00	7.65%	7.63%
E-RR	055985AR6	4.000000%	6,074,000.00	6,074,000.00	0.00	20,246.67	0.00	0.00	20,246.67	6,074,000.00	6.64%	6.63%
F-RR	055985AV7	4.000000%	10,578,000.00	10,578,000.00	0.00	35,260.00	0.00	0.00	35,260.00	10,578,000.00	4.89%	4.88%
G-RR	055985AZ8	4.000000%	6,799,000.00	6,799,000.00	0.00	22,663.33	0.00	0.00	22,663.33	6,799,000.00	3.76%	3.75%
J-RR*	055985BD6	4.000000%	22,666,958.00	22,666,958.00	0.00	62,145.81	0.00	0.00	62,145.81	22,666,958.00	0.00%	0.00%
R	055985BK0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	055985BH7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			604,423,958.00	603,215,606.86	106,125.16	2,951,566.59	0.00	0.00	3,057,691.75	603,109,481.70

X-A	055985AG0	0.785994%	423,095,000.00	421,886,648.86	0.00	276,333.49	0.00	0.00	276,333.49	421,780,523.70
X-B	055985AH8	0.152327%	122,397,000.00	122,397,000.00	0.00	15,536.95	0.00	0.00	15,536.95	122,397,000.00
XDRR	055985AP0	2.747382%	12,814,000.00	12,814,000.00	0.00	29,337.46	0.00	0.00	29,337.46	12,814,000.00
XERR	055985AT2	2.747382%	6,074,000.00	6,074,000.00	0.00	13,906.33	0.00	0.00	13,906.33	6,074,000.00
XFRR	055985AX3	2.747382%	10,578,000.00	10,578,000.00	0.00	24,218.17	0.00	0.00	24,218.17	10,578,000.00
XGRR	055985BB0	2.747382%	6,799,000.00	6,799,000.00	0.00	15,566.21	0.00	0.00	15,566.21	6,799,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

XJRR	055985BF1	2.747382%	22,666,958.00	22,666,958.00	0.00	44,048.53	0.00	0.00	44,048.53	22,666,958.00
Notional SubTotal			604,423,958.00	603,215,606.86	0.00	418,947.14	0.00	0.00	418,947.14	603,109,481.70

Deal Distribution Total					106,125.16	3,370,513.73	0.00	0.00	3,476,638.89

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	055985AA3	814.32834358	16.30687769	4.08541795	0.00000000	0.00000000	0.00000000	0.00000000	20.39229564	798.02146589
A-2	055985AB1	1,000.00000000	0.00000000	5.53556796	0.00000000	0.00000000	0.00000000	0.00000000	5.53556796	1,000.00000000
A-4	055985AD7	1,000.00000000	0.00000000	4.73258332	0.00000000	0.00000000	0.00000000	0.00000000	4.73258332	1,000.00000000
A-5	055985AE5	1,000.00000000	0.00000000	4.96350001	0.00000000	0.00000000	0.00000000	0.00000000	4.96350001	1,000.00000000
A-SB	055985AF2	1,000.00000000	0.00000000	5.17650020	0.00000000	0.00000000	0.00000000	0.00000000	5.17650020	1,000.00000000
A-S	055985AJ4	1,000.00000000	0.00000000	5.45866668	0.00000000	0.00000000	0.00000000	0.00000000	5.45866668	1,000.00000000
B	055985AK1	1,000.00000000	0.00000000	5.52975008	0.00000000	0.00000000	0.00000000	0.00000000	5.52975008	1,000.00000000
C	055985AL9	1,000.00000000	0.00000000	5.62281778	0.00000000	0.00000000	0.00000000	0.00000000	5.62281778	1,000.00000000
D-RR	055985AM7	1,000.00000000	0.00000000	3.33333307	0.00000000	0.00000000	0.00000000	0.00000000	3.33333307	1,000.00000000
E-RR	055985AR6	1,000.00000000	0.00000000	3.33333388	0.00000000	0.00000000	0.00000000	0.00000000	3.33333388	1,000.00000000
F-RR	055985AV7	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
G-RR	055985AZ8	1,000.00000000	0.00000000	3.33333284	0.00000000	0.00000000	0.00000000	0.00000000	3.33333284	1,000.00000000
J-RR	055985BD6	1,000.00000000	0.00000000	2.74169167	0.59164137	4.18549503	0.00000000	0.00000000	2.74169167	1,000.00000000
R	055985BK0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	055985BH7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	055985AG0	997.14401933	0.00000000	0.65312398	0.00000000	0.00000000	0.00000000	0.00000000	0.65312398	996.89318876
X-B	055985AH8	1,000.00000000	0.00000000	0.12693898	0.00000000	0.00000000	0.00000000	0.00000000	0.12693898	1,000.00000000
XDRR	055985AP0	1,000.00000000	0.00000000	2.28948494	0.00000000	0.00000000	0.00000000	0.00000000	2.28948494	1,000.00000000
XERR	055985AT2	1,000.00000000	0.00000000	2.28948469	0.00000000	0.00000000	0.00000000	0.00000000	2.28948469	1,000.00000000
XFRR	055985AX3	1,000.00000000	0.00000000	2.28948478	0.00000000	0.00000000	0.00000000	0.00000000	2.28948478	1,000.00000000
XGRR	055985BB0	1,000.00000000	0.00000000	2.28948522	0.00000000	0.00000000	0.00000000	0.00000000	2.28948522	1,000.00000000
XJRR	055985BF1	1,000.00000000	0.00000000	1.94329252	0.34619202	2.96665040	0.00000000	0.00000000	1.94329252	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	11/01/24 - 11/30/24	30	0.00	26,587.90	0.00	26,587.90	0.00	0.00	0.00	26,587.90	0.00
A-2	11/01/24 - 11/30/24	30	0.00	300,581.34	0.00	300,581.34	0.00	0.00	0.00	300,581.34	0.00
A-4	11/01/24 - 11/30/24	30	0.00	649,547.06	0.00	649,547.06	0.00	0.00	0.00	649,547.06	0.00
A-5	11/01/24 - 11/30/24	30	0.00	1,066,383.16	0.00	1,066,383.16	0.00	0.00	0.00	1,066,383.16	0.00
A-SB	11/01/24 - 11/30/24	30	0.00	52,758.89	0.00	52,758.89	0.00	0.00	0.00	52,758.89	0.00
X-A	11/01/24 - 11/30/24	30	0.00	276,333.49	0.00	276,333.49	0.00	0.00	0.00	276,333.49	0.00
X-B	11/01/24 - 11/30/24	30	0.00	15,536.95	0.00	15,536.95	0.00	0.00	0.00	15,536.95	0.00
A-S	11/01/24 - 11/30/24	30	0.00	437,162.78	0.00	437,162.78	0.00	0.00	0.00	437,162.78	0.00
B	11/01/24 - 11/30/24	30	0.00	142,048.22	0.00	142,048.22	0.00	0.00	0.00	142,048.22	0.00
C	11/01/24 - 11/30/24	30	0.00	93,468.10	0.00	93,468.10	0.00	0.00	0.00	93,468.10	0.00
D-RR	11/01/24 - 11/30/24	30	0.00	42,713.33	0.00	42,713.33	0.00	0.00	0.00	42,713.33	0.00
XDRR	11/01/24 - 11/30/24	30	0.00	29,337.46	0.00	29,337.46	0.00	0.00	0.00	29,337.46	0.00
E-RR	11/01/24 - 11/30/24	30	0.00	20,246.67	0.00	20,246.67	0.00	0.00	0.00	20,246.67	0.00
XERR	11/01/24 - 11/30/24	30	0.00	13,906.33	0.00	13,906.33	0.00	0.00	0.00	13,906.33	0.00
F-RR	11/01/24 - 11/30/24	30	0.00	35,260.00	0.00	35,260.00	0.00	0.00	0.00	35,260.00	0.00
XFRR	11/01/24 - 11/30/24	30	0.00	24,218.17	0.00	24,218.17	0.00	0.00	0.00	24,218.17	0.00
G-RR	11/01/24 - 11/30/24	30	0.00	22,663.33	0.00	22,663.33	0.00	0.00	0.00	22,663.33	0.00
XGRR	11/01/24 - 11/30/24	30	0.00	15,566.21	0.00	15,566.21	0.00	0.00	0.00	15,566.21	0.00
J-RR	11/01/24 - 11/30/24	30	81,191.09	75,556.53	0.00	75,556.53	13,410.71	0.00	0.00	62,145.81	94,872.44
XJRR	11/01/24 - 11/30/24	30	59,065.70	51,895.65	0.00	51,895.65	7,847.12	0.00	0.00	44,048.53	67,244.94
Totals			140,256.79	3,391,771.57	0.00	3,391,771.57	21,257.83	0.00	0.00	3,370,513.73	162,117.38

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,476,638.89
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,402,765.29	Master Servicing Fee	2,259.56
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,153.13
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	251.34
ARD Interest	0.00	Operating Advisor Fee	1,121.78
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	207.91
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,402,765.29	Total Fees	10,993.72

Principal		Expenses/Reimbursements
Scheduled Principal	106,125.16	Reimbursement for Interest on Advances	(505.16)
Unscheduled Principal Collections		ASER Amount	867.57
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	20,875.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	20.43
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	106,125.16	Total Expenses/Reimbursements	21,257.84

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,370,513.73
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	106,125.16
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,476,638.89
Total Funds Collected	3,508,890.45	Total Funds Distributed	3,508,890.45

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	603,215,607.51	603,215,607.51	Beginning Certificate Balance	603,215,606.86
(-) Scheduled Principal Collections	106,125.16	106,125.16	(-) Principal Distributions	106,125.16
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	603,109,482.35	603,109,482.35	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	603,227,166.01	603,227,166.01	Ending Certificate Balance	603,109,481.70
Ending Actual Collateral Balance	603,136,529.70	603,136,529.70

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.65)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.65)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.75%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$4,999,999 or less	4	14,225,000.00	2.36%	86	7.0624	1.164675	1.49 or less	18	204,925,894.73	33.98%	95	7.3300	1.209617
$5,000,000 to $9,999,999	14	100,897,729.36	16.73%	99	7.1756	1.357449	1.50 to 1.59	9	104,477,015.85	17.32%	100	6.4365	1.528200
$10,000,000 to $19,999,999	10	134,287,880.86	22.27%	103	6.9330	1.750892	1.60 to 1.69	4	51,381,571.77	8.52%	103	7.3450	1.635434
$20,000,000 to $29,999,999	12	273,698,872.13	45.38%	93	6.5895	2.317195	1.70 to 1.79	1	14,625,000.00	2.42%	104	7.1250	1.700000
$30,000,000 to $39,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.80 to 1.89	1	25,000,000.00	4.15%	43	6.2980	1.840000
$40,000,000 or higher	2	80,000,000.00	13.26%	103	6.5440	4.445000	1.90 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
Totals	42	603,109,482.35	100.00%	97	6.7692	2.285602	2.00 or greater	9	202,700,000.00	33.61%	103	6.2601	4.025807
							Totals	42	603,109,482.35	100.00%	97	6.7692	2.285602
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	310,000.00	0.05%	102	6.4530	6.510000	South Carolina	3	9,855,000.00	1.63%	102	7.5499	1.752085
Arizona	5	17,618,679.09	2.92%	104	7.1037	2.277609	Tennessee	3	20,906,323.78	3.47%	103	7.2714	1.154404
California	3	116,437,533.70	19.31%	103	6.3285	2.606119	Texas	8	32,227,233.48	5.34%	104	7.4165	2.091549
Colorado	1	472,500.00	0.08%	102	6.4530	6.510000	Wisconsin	7	13,995,528.19	2.32%	103	6.9129	2.704827
Connecticut	1	926,917.49	0.15%	102	6.2265	2.530000	Totals	138	603,109,482.35	100.00%	97	6.7692	2.285602
Florida	13	12,900,267.31	2.14%	103	6.9416	4.069591
									Property Type³
Georgia	4	3,098,650.53	0.51%	102	6.3612	4.896562
Idaho	1	693,921.82	0.12%	102	6.2265	2.530000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	5	3,208,243.98	0.53%	102	6.1750	4.724656		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	6	32,072,960.67	5.32%	104	7.0436	1.854057	Industrial	43	131,270,719.01	21.77%	103	6.6808	2.512436
Kansas	1	848,408.15	0.14%	102	6.2265	2.530000	Lodging	9	118,564,022.17	19.66%	103	7.4778	1.311066
Maryland	1	2,382,379.78	0.40%	103	5.9350	4.530000	Mixed Use	2	48,000,000.00	7.96%	96	5.5961	1.508750
Massachusetts	5	72,970,000.00	12.10%	79	5.8025	1.750674	Multi-Family	10	84,100,000.00	13.94%	102	7.0812	1.352093
Michigan	12	18,892,482.07	3.13%	103	6.7242	3.583974	Office	66	121,600,000.00	20.16%	78	6.7333	4.022196
Minnesota	1	20,000,000.00	3.32%	102	6.9850	1.540000	Retail	7	95,624,741.17	15.86%	102	6.3710	2.234549
Mississippi	1	5,451,559.77	0.90%	104	8.2550	1.420000	Self Storage	1	3,950,000.00	0.65%	103	6.7900	1.090000
Missouri	1	730,478.39	0.12%	103	5.9350	4.530000	Totals	138	603,109,482.35	100.00%	97	6.7692	2.285602
Nebraska	1	1,156,152.63	0.19%	103	5.9350	4.530000
New Jersey	3	15,997,500.00	2.65%	104	7.3038	1.836707
New York	10	42,706,224.92	7.08%	68	7.2448	1.843343
North Carolina	2	20,746,296.82	3.44%	101	6.8871	1.751148
Ohio	19	51,450,028.65	8.53%	103	6.7185	3.103900
Oklahoma	2	13,022,500.00	2.16%	104	7.6403	1.947973
Oregon	5	3,474,451.25	0.58%	102	6.3498	6.115675
Pennsylvania	13	68,557,259.88	11.37%	100	7.0902	1.903652

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999% or less	8	118,400,000.00	19.63%	101	5.6824	2.755828	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.00000% to 6.49999%	4	95,500,000.00	15.83%	87	6.3875	4.849895	13 months to 24 months	42	603,109,482.35	100.00%	97	6.7692	2.285602
	6.50000% to 6.99999%	7	111,456,296.84	18.48%	103	6.7663	1.954479	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	7.00000% to 7.49999%	13	205,869,452.63	34.13%	96	7.2010	1.336860	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	7.50000% to 7.99999%	7	54,045,719.01	8.96%	99	7.6971	1.383927	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	8.00000% or greater	3	17,838,013.87	2.96%	104	8.2480	1.186244	Totals	42	603,109,482.35	100.00%	97	6.7692	2.285602
	Totals	42	603,109,482.35	100.00%	97	6.7692	2.285602
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	113 months or less	42	603,109,482.35	100.00%	97	6.7692	2.285602	Interest Only	26	425,050,000.00	70.48%	95	6.5106	2.691303
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	356 months or less	16	178,059,482.35	29.52%	103	7.3864	1.317143
	Totals	42	603,109,482.35	100.00%	97	6.7692	2.285602	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	603,109,482.35	100.00%	97	6.7692	2.285602
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		7	76,600,000.00	12.70%	81	7.3159	1.410953			No outstanding loans in this group
	12 months or less	35	526,509,482.35	87.30%	100	6.6896	2.412852
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	603,109,482.35	100.00%	97	6.7692	2.285602
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A12	30321787	OF	Various	Various	Actual/360	6.453%	215,100.00	0.00	0.00	N/A	06/06/33	--	40,000,000.00	40,000,000.00	12/06/24
1A13	30321788				Actual/360	6.453%	107,550.00	0.00	0.00	N/A	06/06/33	--	20,000,000.00	20,000,000.00	12/06/24
2A1	30321789	IN	Temecula	CA	Actual/360	6.635%	221,166.67	0.00	0.00	N/A	08/01/33	--	40,000,000.00	40,000,000.00	12/01/24
2A3	30321790				Actual/360	6.635%	110,583.33	0.00	0.00	N/A	08/01/33	--	20,000,000.00	20,000,000.00	12/01/24
3A3-1	30321791	RT	San Diego	CA	Actual/360	5.730%	107,437.50	0.00	0.00	N/A	06/01/33	--	22,500,000.00	22,500,000.00	12/01/24
3A3-4	30321792				Actual/360	5.730%	71,625.00	0.00	0.00	N/A	06/01/33	--	15,000,000.00	15,000,000.00	12/01/24
3A3-5	30321793				Actual/360	5.730%	59,687.50	0.00	0.00	N/A	06/01/33	--	12,500,000.00	12,500,000.00	12/01/24
4A9-2	30321794	MU	Cambridge	MA	Actual/360	5.510%	30,990.94	0.00	0.00	02/10/33	02/10/38	--	6,750,000.00	6,750,000.00	12/10/24
4A13	30321795				Actual/360	5.510%	129,128.91	0.00	0.00	02/10/33	02/10/38	--	28,125,000.00	28,125,000.00	12/10/24
4A15	30321796				Actual/360	5.510%	8,608.59	0.00	0.00	02/10/33	02/10/38	--	1,875,000.00	1,875,000.00	12/10/24
4A16	30321797				Actual/360	5.510%	43,387.31	0.00	0.00	02/10/33	02/10/38	--	9,450,000.00	9,450,000.00	12/10/24
5A1	30321798	LO	West Conshohocken	PA	Actual/360	7.154%	156,176.29	22,878.13	0.00	N/A	07/11/33	--	26,196,750.26	26,173,872.13	12/11/24
5A2-1	30321799				Actual/360	7.154%	44,200.84	6,474.94	0.00	N/A	07/11/33	--	7,414,174.58	7,407,699.64	12/11/24
6	30510011	MF	Indianapolis	IN	Actual/360	7.150%	168,025.00	0.00	0.00	N/A	08/06/33	--	28,200,000.00	28,200,000.00	07/06/24
7A2-2	30321801	OF	New York	NY	Actual/360	7.440%	124,000.00	0.00	0.00	N/A	07/06/28	--	20,000,000.00	20,000,000.00	12/06/24
7A3-5	30321802				Actual/360	7.440%	31,000.00	0.00	0.00	N/A	07/06/28	--	5,000,000.00	5,000,000.00	12/06/24
8A4-2	30321737	OF	Boston	MA	Actual/360	6.298%	131,208.33	0.00	0.00	N/A	07/06/28	--	25,000,000.00	25,000,000.00	12/06/24
9A2	30509883	IN	Various	Various	Actual/360	5.935%	109,797.50	0.00	0.00	N/A	07/06/33	--	22,200,000.00	22,200,000.00	12/06/24
10	30509887	MF	Cincinnati	OH	Actual/360	7.030%	123,025.00	0.00	0.00	N/A	07/06/33	--	21,000,000.00	21,000,000.00	09/06/24
11	30509982	MF	Bloomsburg	PA	Actual/360	7.009%	119,733.67	0.00	0.00	N/A	08/06/33	--	20,500,000.00	20,500,000.00	12/06/24
12A2	30509967	IN	St Louis Park	MN	Actual/360	6.985%	116,416.67	0.00	0.00	N/A	06/06/33	--	20,000,000.00	20,000,000.00	12/06/24
13A2	30321675	RT	Raleigh	NC	Actual/360	6.910%	56,790.32	9,136.59	0.00	N/A	05/06/33	--	9,862,285.01	9,853,148.42	12/06/24
13A3	30321676				Actual/360	6.910%	56,790.32	9,136.59	0.00	N/A	05/06/33	--	9,862,285.01	9,853,148.42	12/06/24
14	30321803	LO	Gatlinburg	TN	Actual/360	7.425%	115,693.42	15,488.85	0.00	N/A	07/06/33	--	18,697,925.77	18,682,436.92	10/06/24
15	30321804	RT	Various	Various	Actual/360	7.263%	95,822.64	13,466.68	0.00	N/A	08/06/33	--	15,831,911.03	15,818,444.35	12/06/24
16	30509981	LO	Irving	TX	Actual/360	7.125%	86,835.94	0.00	0.00	N/A	08/06/33	--	14,625,000.00	14,625,000.00	12/06/24
17	30321805	LO	Chandler	AZ	Actual/360	7.290%	84,885.97	10,998.84	0.00	N/A	08/06/33	--	13,972,998.43	13,961,999.59	12/06/24
18	30509975	LO	Broken Arrow	OK	Actual/360	7.710%	79,027.50	0.00	0.00	N/A	08/06/33	--	12,300,000.00	12,300,000.00	12/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
19	30321806	IN	Clifton	NJ	Actual/360	7.590%	68,310.00	0.00	0.00	N/A	08/06/33	--	10,800,000.00	10,800,000.00	12/06/24
20A7	30509803	IN	Various	Various	Actual/360	6.226%	54,481.88	0.00	0.00	N/A	06/06/33	--	10,500,000.00	10,500,000.00	12/06/24
21	30321807	RT	Waukesha	WI	Actual/360	7.096%	59,720.46	0.00	0.00	N/A	08/06/33	--	10,100,000.00	10,100,000.00	12/06/24
22	30509980	IN	Conroe	TX	Actual/360	7.732%	50,108.20	6,032.55	0.00	N/A	08/06/33	--	7,776,751.56	7,770,719.01	12/06/24
23	30321808	MF	Astoria	NY	Actual/360	6.840%	44,460.00	0.00	0.00	N/A	08/06/33	--	7,800,000.00	7,800,000.00	12/06/24
24	30321809	LO	Santee	SC	Actual/360	7.880%	49,742.50	0.00	0.00	N/A	06/06/33	--	7,575,000.00	7,575,000.00	12/06/24
25	30321810	LO	Hemet	CA	Actual/360	8.120%	43,592.09	4,647.48	0.00	N/A	07/06/33	--	6,442,181.18	6,437,533.70	12/06/24
26	30321811	OF	Palm Bay	FL	Actual/360	7.510%	38,175.83	0.00	0.00	N/A	08/06/33	--	6,100,000.00	6,100,000.00	12/06/24
27	30321812	LO	Lubbock	TX	Actual/360	8.380%	41,571.60	4,053.91	0.00	N/A	08/06/33	--	5,952,974.31	5,948,920.40	12/06/24
28	30321813	OF	Brooklyn	NY	Actual/360	7.695%	35,268.75	0.00	0.00	N/A	08/06/33	--	5,500,000.00	5,500,000.00	05/06/24
29	30321814	LO	Picayune	MS	Actual/360	8.255%	37,528.40	3,810.60	0.00	N/A	08/06/33	--	5,455,370.37	5,451,559.77	12/06/24
30	30321815	MF	Bethlehem	PA	Actual/360	7.280%	26,693.33	0.00	0.00	N/A	07/06/33	--	4,400,000.00	4,400,000.00	12/06/24
31	30321816	Various Philadelphia		PA	Actual/360	7.820%	26,066.67	0.00	0.00	N/A	08/06/28	--	4,000,000.00	4,000,000.00	01/06/24
32	30321817	SS	Maple Shade	NJ	Actual/360	6.790%	22,350.42	0.00	0.00	N/A	07/01/33	--	3,950,000.00	3,950,000.00	12/01/24
Totals							3,402,765.29	106,125.16	0.00				603,215,607.51	603,109,482.35
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A12	29,228,956.00	5,484,772.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
1A13	29,228,956.00	5,484,772.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	11,748,000.00	11,878,232.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	11,748,000.00	11,878,232.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3-1	82,978,697.56	82,879,100.36	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3-4	82,978,697.56	82,879,100.36	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A3-5	82,978,697.56	82,879,100.36	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A9-2	46,768,274.33	45,276,068.24	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A13	46,768,274.33	45,276,068.24	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A15	46,768,274.33	45,276,068.24	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A16	46,768,274.33	45,276,068.24	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	5,581,369.34	5,905,344.99	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A2-1	5,581,369.34	5,905,344.99	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	167,557.93	856,627.86	693.50	0.00
7A2-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A3-5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A4-2	60,431,393.08	55,724,224.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	8,451,016.35	19,894,827.52	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,102,616.02	1,315,725.76	01/01/24	09/30/24	--	0.00	0.00	122,677.18	373,043.12	2,978.47	0.00
11	2,335,608.20	2,079,655.46	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2	5,342,795.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A2	8,839,751.58	10,407,735.32	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13A3	8,839,751.58	10,407,735.32	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,895,542.96	359,808.15	01/01/24	03/31/24	--	0.00	0.00	130,872.58	262,285.31	0.00	0.00
15	967,481.75	1,585,803.26	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,575,307.56	2,094,238.87	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,475,248.80	1,531,619.82	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,709,928.23	1,905,522.27	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
19	1,091,436.15	1,330,482.50	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	54,878.76	0.00
20A7	0.00	20,387,856.93	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	404,240.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	449,315.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	474,518.16	293,082.95	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	550,147.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	803,344.15	842,496.51	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	11/12/24	0.00	8,814.32	35,177.66	242,687.71	8,616.51	0.00
29	313,223.69	787,572.08	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	354,826.41	339,955.57	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	06/11/24	133,172.88	6,188.63	25,132.85	284,796.15	14,728.37	0.00
32	206,680.00	302,320.00	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	639,740,014.76	607,868,934.31				133,172.88	15,002.95	481,418.20	2,019,440.15	81,895.61	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/24	1	18,682,436.92	1	21,000,000.00	3	37,700,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.769151%	6.747280%	97
11/18/24	0	0.00	0	0.00	4	58,700,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.769252%	6.747381%	98
10/18/24	1	18,709,484.27	2	49,200,000.00	2	9,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.769325%	6.747454%	99
09/17/24	2	49,200,000.00	0	0.00	2	9,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.769424%	6.747554%	100
08/16/24	0	0.00	0	0.00	2	9,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.769496%	6.747626%	101
07/17/24	0	0.00	1	5,500,000.00	1	4,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.769561%	6.747691%	102
06/17/24	4	59,100,000.00	0	0.00	1	4,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.769649%	6.747780%	103
05/17/24	0	0.00	0	0.00	1	4,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.769713%	6.747843%	104
04/17/24	0	0.00	0	0.00	1	4,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.769800%	6.747931%	105
03/15/24	2	24,299,655.55	0	0.00	1	4,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.769863%	6.747994%	106
02/16/24	0	0.00	1	4,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.769974%	6.748105%	107
01/18/24	1	4,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.770035%	6.748167%	108
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	30510011	07/06/24	4	6	167,557.93	856,627.86	693.50	28,200,000.00	07/26/24	98
10	30509887	09/06/24	2	2	122,677.18	373,043.12	2,978.47	21,000,000.00	07/26/24	98
14	30321803	10/06/24	1	1	130,872.58	262,285.31	0.00	18,709,484.27
28	30321813	05/06/24	6	6	35,177.66	242,687.71	12,066.51	5,500,000.00	05/08/24	98
31	30321816	01/06/24	10	6	25,132.85	284,796.15	49,551.75	4,000,000.00	02/06/24	98
Totals					481,418.20	2,019,440.15	65,290.23	77,409,484.27
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		54,000,000	50,000,000	4,000,000		0
49 - 60 Months		0	0	0		0
> 60 Months		549,109,482	475,727,045	73,382,437		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-24	603,109,482	525,727,045	18,682,437	21,000,000	37,700,000	0
Nov-24	603,215,608	544,515,608	0	0	58,700,000	0
Oct-24	603,295,126	525,885,642	18,709,484	49,200,000	9,500,000	0
Sep-24	603,400,123	544,700,123	49,200,000	0	9,500,000	0
Aug-24	603,478,484	593,978,484	0	0	9,500,000	0
Jul-24	603,548,404	594,048,404	0	5,500,000	4,000,000	0
Jun-24	603,641,094	540,541,094	59,100,000	0	4,000,000	0
May-24	603,709,992	599,709,992	0	0	4,000,000	0
Apr-24	603,801,701	599,801,701	0	0	4,000,000	0
Mar-24	603,869,591	575,569,935	24,299,656	0	4,000,000	0
Feb-24	603,983,612	599,983,612	0	4,000,000	0	0
Jan-24	604,050,359	600,050,359	4,000,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	30510011	28,200,000.00	28,200,000.00	41,000,000.00	07/11/23	2,975,768.69	1.43000	--	08/06/33	I/O
10	30509887	21,000,000.00	21,000,000.00	32,150,000.00	06/05/23	1,274,076.43	1.30000	09/30/24	07/06/33	I/O
28	30321813	5,500,000.00	5,500,000.00	9,300,000.00	10/14/24	711,400.00	1.63000	--	08/06/33	I/O
31	30321816	4,000,000.00	4,000,000.00	4,425,000.00	05/17/24	392,079.00	1.22000	--	08/06/28	I/O
Totals		58,700,000.00	58,700,000.00	86,875,000.00		5,353,324.12

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	30510011	MF	IN	07/26/24	98
12/11/2024 - Loan and collateral performance are being evaluated, including inspections of properties. Lender has noticed default for delinquent payments.

10	30509887	MF	OH	07/26/24	98
12/11/2024 - Loan and collateral performance are being evaluated, including inspections of properties. Lender has noticed default for delinquent payments.

28	30321813	OF	NY	05/08/24	98

12/11/2024 - The Loan transferred to Special Servicing in May 2024 and is currently in payment default. A Hello Letter and PNL have been sent to Borrower. Special Servicer has engaged counsel (Reed Smith). Working on Bring-Current in efforts of returning to MS. Lender provided Borrower with updated Bring Current due to Borrower non-compliance.

31	30321816	Various	PA	02/06/24	98
12/11/2024 - Borrower failed to perform under negotiated forbearance terms that would have reinstated the loan. Special Servicer is currently dual tracking negotiations with foreclosure.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	5,875.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(466.83)	0.00	0.00	0.00
28	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(38.33)	0.00	0.00	0.00
31	0.00	0.00	5,000.00	0.00	0.00	867.57	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	20,875.00	0.00	0.00	867.57	0.00	0.00	(505.16)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		21,237.41

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Supplemental Notes
None

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